CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Current assets:
Cash and cash equivalents	$ 293.8	$ 240.6
Inventories	659.9	489.3
Deferred tax assets (Note 3)	0.0	88.5
Prepaid expenses and other current assets	283.7	131.5
Total current assets	1,237.4	949.9
Property and equipment, net	1,604.7	1,170.0
Goodwill	1,268.0	319.7
Other intangible assets, net	1,283.3	388.3
Other assets	83.7	78.3
Total assets	5,477.1	2,906.2
Current liabilities:
Accounts payable	379.4	238.8
Accrued expenses and other current liabilities	419.9	403.2
Deferred income	137.3	64.1
Income taxes payable	0.0	11.6
Current portion of long-term debt	18.0	0.0
Total current liabilities	954.6	717.7
Long-term debt, less current portion	1,640.6	106.5
Lease-related liabilities	398.1	241.4
Deferred income taxes	482.0	181.8
Other non-current liabilities	178.5	140.7
Total liabilities	$ 3,653.8	$ 1,388.1
Commitments and contingencies (Note 14)
Equity:
Common stock, par value $0.01 per share; 194.0 million and 163.2 million shares issued and outstanding	$ 1.9	$ 1.6
Additional paid-in capital	1,036.8	669.8
Retained earnings	800.0	859.3
Accumulated other comprehensive loss	(15.4)	(12.6)
Total equity	1,823.3	1,518.1
Total liabilities and equity	$ 5,477.1	$ 2,906.2